Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000252068 | Mirae Assets Repo, 3.68%, 07/01/2026
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000252068 | United States Treasury Bill, 3.56, 2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000252068 | United States Treasury Bill, 3.57, 2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000252068 | United States Treasury Bill, 3.60, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000252068 | United States Treasury Bill, 3.60, 2026-08-04
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000252068 | United States Treasury Bill, 3.65, 2026-08-25
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000252068 | United States Treasury Bill, 3.74, 2026-10-22
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000252068 | United States Treasury Bill, 3.76, 2026-10-29
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000252068 | United States Treasury Bill, 3.61, 2026-07-28
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000252068 | United States Treasury Bill, 3.63, 2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000252068 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252068 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000252068 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000252068 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000245603 | United States Treasury Bill, 3.60, 2026-08-04
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245603 | United States Treasury Bill, 3.65, 2026-08-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245603 | United States Treasury Bill, 3.74, 2026-10-22
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245603 | Mirae Asset Securities Repo, 3.68%, 07/01/26
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000245603 | US Bancorp Repo, 3.64%, 07/01/26
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000245603 | United States Treasury Bill, 3.76, 2027-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245603 | United States Treasury Floating Rate Note, 3.958, 2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245603 | United States Treasury Bill, 3.59, 2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245603 | United States Treasury Bill, 3.63, 2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245603 | Federal Home Loan Banks, 0.97, 2026-09-30
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245603 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000245603 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000245603 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000245603 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000243202 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243202 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243202 | 58155Q103 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243202 | 808513105 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243202 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243202 | 88033G407 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243202 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243202 | 36467W109 | GameStop Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243202 | 12504L109 | CBRE Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243202 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243202 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243202 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000243202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000243202 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000243202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000243202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000243202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000247107 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000247107 | 25278X109 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000247107 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247107 | 674599105 | Occidental Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247107 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247107 | 69047Q102 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247107 | 25179M103 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247107 | 44952J104 | Crescent Energy Co., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247107 | 03743Q108 | APA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247107 | 78454L100 | SM Energy Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247107 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247107 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247107 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247107 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	87.90%